Initial Public Offering (Details) - Schedule of Common Stock Subject to Redemption Reflected on the Condensed Balance Sheets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Common Stock Subject to Redemption Reflected on the Balance Sheets [Abstract]
Gross proceeds, including over-allotment			$ 248,693,420
Proceeds allocated to Public Warrants			(8,264,360)
Redemption of shares	$ (115,489,643)	$ (96,791,644)
Class A common stock issuance costs			(13,734,146)
Plus:
Accretion of carrying value to redemption value	1,246,280	8,699,271	27,119,341
Class A common stock subject to possible redemption	51,478,519	165,721,882	253,814,255
Less:
Proceeds allocated to Public Warrants			(8,264,360)
Redemption of shares	$ (115,489,643)	$ (96,791,644)
Class A common stock issuance costs			$ (13,734,146)